Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EXPENSES
Accounting, Audit, and Legal	$ 100,144	$ 105,652	$ 46,523
Consulting	307,402	138,192	86,149
Depreciation	0	0	432
Exchange Platform Development Costs	102,683	104,591	111,734
Filing and Transfer Agent Fees	26,331	7,866	12,816
Financing Finders' Fees	123,101	109,033	0
Interest and Bank Charges	189,375	30,669	29,559
Investor Relations	0	107,103	0
Management Fees	241,950	105,000	60,000
Office	12,281	7,137	0
Total expenses	1,103,267	715,243	347,213
LOSS BEFORE OTHER ITEMS	(1,103,267)	(715,243)	(347,213)
Foreign Exchange (Loss) Gain	(26,711)	40,723	13,238
Coin Development Fee Income	0	0	119,600
Gain on Discontinuance of Trading Platform	7,158	0	0
Gain on Settlement of Debts	0	0	41,406
NET LOSS FOR THE YEAR	(1,122,820)	(674,520)	(172,969)
Other Comprehensive Income	0	0	0
NET COMPREHENSIVE LOSS FOR THE YEAR	$ (1,122,820)	$ (674,520)	$ (172,969)
POST-SHARE CONSOLIDATION
Basic and Diluted Loss per Share	$ (0.01)	$ (0.01)	$ (0.01)
Weighted Average Number of Shares Outstanding	94,081,822	45,281,568	13,620,813